Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Risk free rate	0.77%	0.63%
Expected years until exercise	5 years 10 months 24 days	5 years 2 months 12 days
Expected stock volatility	134.00%	129.00%
Dividend yield	0.00%	0.00%